Expense Example - T-REX 2X LONG BLSH DAILY TARGET ETF [Member]	Oct. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	$ 474